Harbor Large Cap Value Fund Average Annual Total Returns			12 Months Ended		60 Months Ended		73 Months Ended	118 Months Ended	120 Months Ended	278 Months Ended	286 Months Ended	289 Months Ended	302 Months Ended	456 Months Ended
		Oct. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025 [5]	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	[1],[2]	14.42%	[1],[2]	15.42%		14.82% [1]		9.91%	9.87%	8.46%	11.45% [1]
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[6]		15.91%		11.33%				10.53%					10.52%
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent			11.11%		8.79%			10.19%	11.72%
Performance Inception Date		Mar. 01, 2016
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			11.07%		8.70%				11.65%					10.17%
Performance Inception Date		Dec. 29, 1987
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.28%		6.74%				10.24%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.95%		6.72%				9.46%
Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			10.77%		8.42%				11.35%	9.53%
Performance Inception Date		Nov. 01, 2002
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			10.71%		8.32%				11.23%	9.39%
Performance Inception Date		Nov. 01, 2002

[1]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[2]	This index represents a broad measure of market performance.
[3]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[4]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[5]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[6]	Since Inception return based on the inception date of the Institutional Class shares. The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.